Revenues and Loyalty Programs - Summary of Disaggregated Revenue by Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenues	$ 842,681	$ 821,682
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenues	367,222	414,908
Dispensary
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenues	$ 475,459	$ 406,774